Share-Based Compensation - Summary of Share Options Activity Classified as Equity (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted | shares		207,458,573	695,927,716
Number of options, Exercised | shares		(318,299,998)	(866,230,796)
Options Classified as Equity [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Beginning balance | shares		428,577,773
Number of options, Granted | shares		285,050,115
Number of options, Exercised | shares		(318,299,998)
Number of options, Forfeited | shares		(18,268,357)
Number of options, Ending balance | shares		377,059,533	428,577,773
Number of options, Vested and expected to vest | shares				377,059,533
Number of options, Exercisable | shares		58,718,233
Weighted average exercise price, Beginning balance	$ 0.00001
Weighted average exercise price, Granted	0.00001
Weighted average exercise price, Exercised	0.00001
Weighted average exercise price, Forfeited	0.00001
Weighted average exercise price, Ending balance	0.00001
Weighted average exercise price, Vested and expected to vest	0.00001
Weighted average exercise price, Exercisable	0.00001
Weighted average remaining contract life		8 years 2 months 23 days	8 years 9 months
Weighted average remaining contract life, Vested and expected to vest		8 years 2 months 23 days
Weighted average remaining contract life, Exercisable		6 years 1 month 24 days
Weighted average grant date fair value, Beginning balance	0.4547
Weighted average grant date fair value, Granted	0.4252
Weighted average grant date fair value, Exercised	0.3857
Weighted average grant date fair value, Forfeited	0.4934
Weighted average grant date fair value, Ending balance	0.4874
Weighted average grant date fair value, Vested and expected to vest	0.4874
Weighted average grant date fair value, Exercisable	$ 0.2558
Aggregate intrinsic value, Beginning balance | ¥		¥ 179,544
Aggregate intrinsic value, Ending balance | ¥		¥ 150,820	¥ 179,544
Aggregate intrinsic value, Vested and expected to vest | ¥				¥ 150,820
Aggregate intrinsic value, Exercisable | ¥				¥ 23,487